Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of financial instruments at fair value based on the fair value hierarchy or each class of instrument
The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

	Fair Value Measurement
December 31, 2023	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$—	$—	$(20)
Mudrick convertible notes	—	—	(40,370)
Super priority note payable	—	—	(18,568)

	Fair Value Measurement
March 31, 2024	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$—	$—	$(26)
Mudrick convertible notes	—	—	(66,390)
Super priority note payable	—	—	(31,463)

The following tables summarize the Company's financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

	Fair Value Measurement
December 31, 2023	Level 1	Level 2	Level 3
Assets:
Money market account	$—	$—	$—
Liabilities:
Warrant liability	$—	$—	$(20)
Warrant commitment liability	—	—	—
Mudrick convertible notes	—	—	(40,370)

	Fair Value Measurement
December 31, 2022	Level 1	Level 2	Level 3
Assets:
Money market account	$38	$—	$—
Liabilities:
Warrant liability	$—	$—	$(247)
Warrant commitment liability	—	—	(320)
Mudrick convertible notes	—	—	(56,743)

Warrant [Member]
Schedule of binomial lattice model for initial measurement of private placement warrants
The Company calculated the estimated fair value of the private warrants as of March 31, 2024 and December 31, 2023, respectively, using the following assumptions:

March 31, 2024
Stock price	$0.31
Exercise price	$11.50
Risk-free interest rate	4.29%
Time to expiration (years)	3.69
Expected volatility	75.33%
Fair value per warrant	$0.006

December 31, 2023
Stock price	$0.24
Exercise price	$11.50
Risk-free interest rate	3.89%
Time to expiration (years)	3.94
Expected volatility	77.15%
Fair value per warrant	$0.004

The Company calculated the estimated fair value of the warrant commitment liability and private warrants as of December 31, 2023 and 2022 using the following assumptions:

December 31, 2023
Stock price	$0.24
Exercise price	$11.50
Risk-free interest rate	3.89%
Time to expiration (years)	3.94
Expected volatility	77.15%
Fair value per warrant	$0.004

December 31, 2022
Stock price	$0.65
Exercise price	$11.50
Risk-free interest rate	3.96%
Time to expiration (years)	4.94
Expected volatility	70.70%
Fair value per warrant	$0.05

Schedule of changes in the level 3 warrant liability measured at fair value
The following table presents changes in the Level 3 liabilities measured at fair value for the periods indicated (in thousands):

	Private Warrants
	March 31, 2024	December 31, 2023
Balance (beginning of period)	$20	$247
Additions	—	—
Fair value measurement adjustments	6	(227)
Exercised	—	—

Balance (end of period)	$26	$20

The following table presents changes in the Level 3 liabilities measured at fair value for the years ended December 31, 2023 and 2022, respectively (in thousands):

	Year ended December 31, 2023
	Warrant Commitment Liability	Private Warrants
Balance (beginning of period)	$320	$247
Additions	—	—
Fair value measurement adjustments	(40)	(227)
Exercised	(280)	—

Balance (end of period)	$—	$20

	Year ended December 31, 2022
	Warrant Commitment Liability	Private Warrants
Balance (beginning of period)	$—	$—
Additions	1,365	900
Fair value measurement adjustments	(1,045)	(653)
Exercised	—	—

Balance (end of period)	$320	$247

Convertible Promissory Notes And Securities [Member]
Schedule of binomial lattice model for initial measurement of private placement warrants
The Company calculated the estimated fair value of the Mudrick Convertible Notes and Mudrick Super Priority Note Payable as of December 31, 2023 and 2022, respectively, using the following assumptions:

	December 31, 2023	December 31, 2022
	Mudrick Convertible Note
Issuance date	12/8/2022	12/8/2022
Maturity date	12/8/2027	12/8/2027
Interest rate (PIK)	10.00%	9.50%
Expected volatility factor	92.60%	95.23%
Risk-free interest rate	3.90%	4.00%
Estimated market yield	50.00%	30.00%

December 31, 2023
Mudrick Super Priority Note Payable
Inception date	12/11/2023
Maturity date	8/7/2024
Interest rate	15.00%
Estimated market yield	30.00%
Discount period (years)	0.60
Discount factor	0.84

Schedule of changes in the level 3 convertible promissory notes and securities measured at fair value
The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the periods ended December 31, 2023 and December 31, 2022 respectively (in thousands):

	December 31, 2023
	Mudrick Convertible Notes	Mudrick Super Priority Note Payable
Balance (beginning of period)	$56,743	$—
Additions	—	17,416
Fair value measurement adjustments	15,874	1,152
OCI - Change in fair value of the convertible instrument liability	(32,247)	—
Exercised	—	—

Balance (end of period)	$40,370	$18,568

The change in fair value of the convertible instrument liability classified in OCI is a result of a change to instrument specific credit risk.

Convertible Notes Payable and Super Priority Note Payable [Member]
Schedule of binomial lattice model for initial measurement of private placement warrants
The Company calculated the estimated fair value of the Mudrick Convertible Notes and Mudrick Super Priority Note Payable as of March 31, 2024 and December 31, 2023, respectively, using the following assumptions:

	March 31, 2024	December 31, 2023
	Mudrick Convertible Note
Issuance date	12/8/2022	12/8/2022
Maturity date	12/8/2027	12/8/2027
Interest rate (PIK)	10.00%	10.00%
Expected volatility factor	75.80%	92.60%
Risk-free interest rate	4.30%	3.90%
Estimated market yield	50.00%	50.00%

	March 31, 2024	December 31, 2023
	Mudrick Super Priority Note Payable
Inception date	12/11/2023	12/11/2023
Maturity date	8/7/2026	8/7/2024
Interest rate	15.00%	15.00%
Estimated market yield	30.00%	30.00%
Discount period (years)	2.35	0.60
Discount factor	0.50	0.84

Schedule of changes in the level 3 convertible promissory notes and securities measured at fair value
The following table presents changes in the Level 3 convertible promissory notes and Super Priority Note Payable measured at fair value for the periods indicated (in thousands):

	March 31, 2024
	Mudrick Convertible Notes	Mudrick Super Priority Note Payable
Balance (beginning of period)	$40,370	$18,568
Additions	—	21,180
Fair value measurement adjustments	26,020	(8,285)

Balance (end of period)	$66,390	$31,463